CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2020
Disclosure of condensed financial information of company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

25.

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

CONDENSED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2019	2020	2020
	CNY	CNY	US$

ASSETS
NON-CURRENT ASSETS
Right-of-use assets	—	1,079	165

CURRENT ASSETS
Amounts due from subsidiaries	15,816	9,404	1,441
Cash and cash equivalents	811	58	9
Financial assets at fair value through profit or loss	—	138,674	21,234

TOTAL CURRENT ASSETS	16,627	148,136	22,684

TOTAL ASSETS	16,627	149,215	22,849

	December 31,
	2019	2020	2020
	CNY	CNY	US$

LIABILITIES AND EQUITY
NON-CURRENT LIABILITIES
Lease liabilities	—	347	53
Deferred tax liabilities	—	9,964	1,526

TOTAL NON-CURRENT LIABILITIES	—	10,311	1,579

CURRENT LIABILITIES
Other payables and accrued liabilities	1,462	2,273	347
Lease liabilities	—	745	114
Due to the Shareholder	7,097	7,149	1,095
Due to related companies		2,780	425

TOTAL CURRENT LIABILITIES	8,559	12,947	1,981

TOTAL LIABILITIES	8,559	23,258	3,560

EQUITY
Issued capital	290,179	368,395	56,411
Other capital reserves	823,581	847,839	129,826
Accumulated losses	(1,095,446)	(1,074,563)	(164,543)
Other comprehensive loss	(10,246)	(15,714)	(2,405)

TOTAL EQUITY	8,068	125,957	19,289

TOTAL LIABILITIES AND EQUITY	16,627	149,215	22,849

CONDENSED STATEMENTS OF PROFIT OR LOSS

	December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Administrative expenses	(3,794)	(3,814)	(5,243)	(803)
Finance costs	—	—	(38)	(6)
Interest income	—	1	—	—
Fair value gains on financial asset at fair value through profit or loss	—	—	31,334	4,798
(Loss)/profit before income tax	(3,794)	(3,813)	26,053	3,989
Income tax expense	—	—	(5,170)	(792)
(Loss)/profit for the year	(3,794)	(3,813)	20,883	3,197

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(5,200)	(3,294)	(3,269)	(501)
Net cash flows from/(used in) investing activities	10,243	(21)	(216)	(33)
Net cash flows (used in)/from financing activities	(15,811)	—	1,982	303
NET DECREASE IN CASH	(10,768)	(3,315)	(1,503)	(231)
CASH AT BEGINNING OF THE YEAR	13,912	4,122	811	124
Net foreign exchange differences	978	4	750	116
CASH AT END OF THE YEAR	4,122	811	58	9

The above financial statements have been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require the presentation of condensed financial information as to the financial position, results of operations and cash flows of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries and the parent's equity in the undistributed earnings of 50 percent or less owned persons, accounted for by the equity method, together exceed 25 percent of the consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2020, CNY12.99 million (US$1.99 million) of the restricted capital and reserves were not available for distribution, and therefore, the condensed financial information of the Company has been presented for the years ended December 31, 2018, 2019 and 2020.

In the parent-company-only financial statements, the Company's investments in subsidiaries are stated at cost less accumulated impairment. The carrying amount of the investment in subsidiaries as of December 31, 2019 and 2020 was nil. The parent-company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements.

During the years ended December 31, 2018, 2019 and 2020, no cash dividends were declared and paid by the Company.